UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2012



Click here if Amendment: [X]; Amendment Number: 1


This Amendment (Check only one):	[X] is a restatement.
					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
	Name:		Viking Fund Management, LLC
	Address:	1 Main Street North
			Minot, ND 58703


Form 13F File Number: 28-15008


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
	Name:	Shannon Radke
	Title:	President
	Phone:	701-852-5292


Signature, Place, and Date of Signing:
	/s/ Shannon D. Radke	Minot, ND	11/13/12
	[Signature]		[City, State]	[Date]


Report Type (Check only one):
	[X]	13F HOLDINGS REPORT. (Check here if all holdings
of this reporting manager are reported in this report.)
	[  ]	13F NOTICE. (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)
	[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported inthis report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:
	Number of Other Included Managers:	0
	Form 13F Information Table Entry Total:	38
	Form 13F Information Table Value Total:	454,095
	(thousands)


List of Other Included Managers:	None

FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/   SH/ PUT/ INVSTMT OTHER VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS        CUSIP     (x$1000) PRN AMT   PRN CALL DSCRETN MGRS  SOLE      SHARED NONE
---------------------------------- --------------------- --------- -------- --------- --- ---- ------- ----- --------- ------ ----
AGRIUM                             Common Stock          008916108 14484    140000    SH       SOLE          140000
BASIC ENERGY SERVICES, INC         Common Stock          06985P100 7416     661000    SH       SOLE          661000
C&J ENERGY SERVICES INC            Common Stock          12467B304 11283    567000    SH       SOLE          567000
CAMERON INTL CORP                  Common Stock          13342B105 16653    297000    SH       SOLE          297000
CANADIAN PACIFIC RAILWAY LTD       Common Stock          13645T100 4891     59000     SH       SOLE          59000
CARBO CERAMICS INC.                Common Stock          140781105 6355     101000    SH       SOLE          101000
CATERPILLAR INC                    Common Stock          149123101 4732     55000     SH       SOLE          55000
CF INDUSTRIES HOLDINGS INC         Common Stock          125269100 10223    46000     SH       SOLE          46000
CONTINENTAL RESOURCES INC          Common Stock          212015101 16649    216500    SH       SOLE          216500
DEERE & CO.                        Common Stock          244199105 7507     91000     SH       SOLE          91000
DRESSER-RAND GROUP, INC            Common Stock          261608103 13502    245000    SH       SOLE          245000
ENSCO PLC                          Common Stock          G3157S106 12058    221000    SH       SOLE          221000
FLOTEK INDUSTRIES, INC             Common Stock          343389102 9503     750000    SH       SOLE          750000
FMC TECHNOLOGIES, INC              Common Stock          30249U101 8658     187000    SH       SOLE          187000
HALLIBURTON COMPANY                Common Stock          406216101 22572    670000    SH       SOLE          670000
HOLLYFRONTIER CORP                 Common Stock          436106108 6232     151000    SH       SOLE          151000
KEY ENERGY SERVICES, INC           Common Stock          492914106 5075     725000    SH       SOLE          725000
KINDER MORGAN INC                  Common Stock          49456B101 11011    310000    SH       SOLE          310000
KODIAK OIL & GAS CORPORATION       Common Stock          50015Q100 23026    2460000   SH       SOLE          2460000
LUFKIN INDUSTRIES, INC.            Common Stock          549764108 8880     165000    SH       SOLE          165000
MARATHON PETROLEUM CORP            Common Stock          56585A102 6059     111000    SH       SOLE          111000
MDU RESOURCES GROUP INC            Common Stock          552690109 12871    584000    SH       SOLE          584000
NATIONAL OILWELL INC.              Common Stock          637071101 29561    369000    SH       SOLE          369000
OASIS PETROLEUM INC                Common Stock          674215108 29028    985000    SH       SOLE          985000
OIL STATES INTERNATIONAL INC       Common Stock          678026105 16130    203000    SH       SOLE          203000
ONEOK INC. NEW                     Common Stock          682680103 9662     200000    SH       SOLE          200000
PHILLIPS 66                        Common Stock          718546104 10433    225000    SH       SOLE          225000
SCHLUMBERGER LTD.                  Common Stock          806857108 12730    176000    SH       SOLE          176000
SILICA HOLDINGS, INC               Common Stock          90346E103 6929     511000    SH       SOLE          511000
SUPERIOR ENERGY SERVICES INC       Common Stock          868157108 5889     287000    SH       SOLE          287000
SYNERGY RESOURCES CORP             Common Stock          87164P103 2161     518181    SH       SOLE          518181
TESORO CORP                        Common Stock          881609101 9469     226000    SH       SOLE          226000
TRIANGLE PETROLEUM CORPORATION     Common Stock          89600B201 6587     920000    SH       SOLE          920000
TRINITY INDUSTRIES INC             Common Stock          896522109 11688    390000    SH       SOLE          390000
VALERO ENERGY                      Common Stock          91913Y100 13622    430000    SH       SOLE          430000
WEATHERFORD INTERNATIONAL          Common Stock          H27013103 9155     722000    SH       SOLE          722000
WHITING PETROLEUM CORP             Common Stock          966387102 21653    457000    SH       SOLE          457000
WILLIAMS COMPANIES, INC.           Common Stock          969457100 19758    565000    SH       SOLE          565000

								  454095